Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2012 HONG KONG	Dec. 31, 2011 HONG KONG	Dec. 31, 2010 HONG KONG	Dec. 31, 2012 PRC [Member]	Dec. 31, 2008 PRC [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	16.50%	16.50%	16.50%
Enterprise Income Tax Rate				25.00%	33.00%
Withholding Tax Rate				10.00%